Investments accounted for using the equity method - Summarised balance sheet (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current
Cash and cash equivalents	¥ 39,289,000	¥ 44,384,000	¥ 154,490,000
Lease liabilities	(28,278,000)	(35,868,000)		¥ (36,266,000)
Total current liabilities	(541,657,000)	(301,688,000)
Total non-current assets	463,230,000	831,922,000
Net assets	(186,422,000)
Associates
Current
Cash and cash equivalents	1,108,000	1,476,000
Other current assets (excluding cash and cash equivalents)	295,000	1,614,000
Total current assets	1,403,000	3,090,000
Financial liabilities (excluding trade payables)	(14,000)	(1,077,000)
Other current liabilities (including trade payables)	(425,000)	(99,000)
Total current liabilities	(439,000)	(1,176,000)
Total non-current assets	3,050,000	6,150,000
Net assets	¥ 4,014,000	¥ 8,064,000